Non-Controlling Interests	6 Months Ended
Dec. 31, 2024
Non-Controlling Interests [Abstract]
NON-CONTROLLING INTERESTS
16.	NON-CONTROLLING INTERESTS

	December 31, 2024	June 30, 2024
	RM	RM
Non-controlling interests	400	400

(a)	Subsidiaries of the Group that have material non-controlling interests (“NCI”) are as follows:

December 31, 2024	ARB Lab
NCI percentage of ownership interest and voting interest (%)	-
Carrying amount of NCI (RM)	400
(Loss)/Profit allocated to NCI (RM)	-
Total comprehensive (loss)/ income allocated to NCI (RM)	-

June 30, 2024	ARB WMS	ARB Distribution	ARB Lab	Total
NCI percentage of ownership interest and voting interest (%)	-	-	-	-
Carrying amount of NCI (RM)	-	-	400	400
(Loss)/Profit allocated to NCI (RM)	(1,775)	312,621	-	310,846
Total comprehensive (loss)/ income allocated to NCI (RM)	(1,775)	312,621	-	310,846

(b)	Summarised financial information of the subsidiaries that have material NCI as at the end of each reporting period prior to intra-group elimination are as follows:

December 31, 2024

There is no acquisition and disposal of non-controlling interest during the financial period.

June 30, 2024

	ARB WMS	ARB Distribution
	RM	RM
Results
Revenue	-	5,716,647
(Loss)/Profit for the financial year	(3,872)	638,002
Total comprehensive (loss)/income	(3,872)	638,002

Cash flows used in operating activities	(3,872)	385,640
Cash flows from investing activities	-	10
Cash flows used in financing activities	-	(3,460,000)
Net decrease in cash and cash equivalents	(3,872)	(3,074,350)

(c)	Acquisition/Disposal of non-controlling interest

December 31, 2024

There is no acquisition and disposal of non-controlling interest during the financial period.

June 30, 2024

On October 6, 2023, AIGSB, disposed 100% equity interest in ARB Midware, for a total consideration of RM 1. Consequently, ARB Midware. and its subsidiary, namely ARB Distribution were disposed off from the Group.

On May 31, 2024, the Group had acquired additional ARB WMS’s 49,000 ordinary shares representing 49% of controlling equity interest in consideration of RM 49,000.00. As a result, the Group had increased controlling equity interest in ARB WMS from 51% to 100% at the date of acquisition.

Other than the above subsidiaries, the controlling equity interest of individually immaterial subsidiaries remain unchanged as of June 30, 2024.